Pay vs Performance Disclosure		12 Months Ended			24 Months Ended	36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance Table

In accordance with the SEC’s PvP rules, below is the required tabular disclosure for the Principal Executive Officer (“PEO”) and the average NEO (excluding the PEO) for reporting years 2022, 2021 and 2020.

			Average Summary	Average Compensation	Value of Initial Fixed $100 Investment Based on:
Year(1) (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO(2)(3)(4)(5) (c)	Compensation Table Total for Non-PEO NEOs (d)	Actually Paid to Non-PEO NEOs(2)(3)(4)(5) (e)	Total Shareowner Return (f)	Peer Group Total Shareowner Return(6) (g)	Net Income (GAAP)(7) (h)	Adjusted Earnings Per Share(8) (i)
2022	$22,609,036	$45,201,677	$7,597,628	$12,510,354	$120.47	$109.00	$5,216	$4.78
2021	$23,316,063	$39,680,968	$9,666,013	$11,257,846	$100.38	$92.87	$3,897	$4.27
2020	$20,970,890	$783,545	$6,600,910	$1,668,148	$81.44	$82.03	($3,109)	$2.73

(1)	The PEO in all three reporting years is Gregory J. Hayes. The NEOs in the 2022 reporting year are: Neil G. Mitchill, Jr., Christopher T. Calio, Stephen J. Timm, and Wesley D. Kremer. The NEOs in the 2021 reporting year are: Neil G. Mitchill, Jr., Christopher T. Calio, Stephen J. Timm, Michael R. Dumais, Anthony F. O’Brien III, and Thomas A. Kennedy. The NEOs in the 2020 reporting year are: Neil G. Mitchill, Jr., Stephen J. Timm, Michael R. Dumais, Charles D. Gill, Jr., Robert K. Ortberg and Anthony F. O’Brien III.

(2)	The following amounts were deducted from and added to the Summary Compensation Table (SCT) to arrive at the Compensation Actually Paid (CAP) for each of the applicable years, as shown in columns (c) and (e):

	Year	Total Present Value of Pension Benefits Deducted from SCT	Pension Benefits Value Added to CAP	Stock Awards Deducted from SCT	Stock Awards Added to CAP	Option Awards Deducted from SCT	Option Awards Added to CAP
PEO	2022	$0	$0	$9,352,104	$18,329,321	$6,425,871	$20,041,295
	2021	$1,513,140	$0	$11,740,098	$22,164,685	$2,815,812	$10,269,270
	2020	$1,563,318	$0	$7,417,686	-$3,766,735	$7,178,289	-$261,317
Average Non-PEO NEO	2022	$0	$168,750	$3,219,892	$5,609,221	$2,212,775	$4,567,422
	2021	$1,461,448	$326,500	$4,389,543	$6,480,037	$1,093,639	$1,729,926
	2020	$1,033,681	-$461,667	$1,700,332	-$228,075	$1,161,641	-$347,367

(3)	The SEC PvP rules require that for the purposes of determining the point-in-time CAP value, our annual LTI awards are calculated as follows:

Annual LTI Awards Grant Year
Reporting Year	2022	2021	2020	2019	2018	2017
2022	Fair value as of 12/31/22	Fair value on 12/31/22 less fair value on 12/31/21		Fair value on vest date less fair value on 12/31/21	-	-
2021	-	Fair value as of 12/31/21	Fair value on 12/31/21 less fair value on 12/31/20		Fair value on vest date less fair value on 12/31/20	-
2020	-	-	Fair value as of 12/31/20	Fair value on 12/31/20 less fair value on 12/31/19		Fair value on vest date less fair value on 12/31/19
(-) Awards Forfeited	Reduced by any LTI awards that forfeit during the reporting year, calculated as the fair value on the forfeiture date (i.e., zero) less the fair value on the last day of the prior reporting year.

CAP also includes ELG RSUs and other equity awards which are not part of our annual LTI award program. These awards are valued in the year of grant at year-end, with the year-over-year change in value each subsequent year thereafter until the vest date. Additionally, CAP includes cash dividends paid during the reporting year in connection with legacy RTN RSAs, RSUs and PSUs (that were converted to RTX RSUs upon the Merger).

(4)	The fair value of SARs reported for CAP purposes in columns (c) and (e) is estimated using a binomial lattice model for the purposes of this PvP disclosure in accordance with the SEC rules. The following table indicates the assumptions used to determine the fair value for awards granted during 2022-2017 at various dates as required to calculate CAP. Lattice-based option models incorporate ranges of assumptions for inputs; those ranges are as follows:

Grant Year	2022	2021	2020	2019	2018	2017
Volatility	28.51%	26.85%-29.61%	27.99%-30.85%	19.76%-31.85%	20.14%-33.33%	19.65%-19.91%
Expected life (in years)	5.64	4.62-5.79	3.60-6.47	3.51-6.15	3.75-4.65	3.52-3.65
Expected dividend yield	2.18%	2.18%-2.37%	2.18%-2.66%	1.99%-2.83%	1.99%-2.83%	1.92%-1.96%
Risk-free rate	3.94%	1.31%-3.99%	0.57%-4.11%	0.32%-2.84%	0.24%-1.67%	1.55%-1.64%

(5)	The fair value of PSUs reported for CAP purposes in columns (c) and (e) assumes estimated performance results as of the end of each reporting year for internal metrics (i.e., EPS and ROIC), and the Monte Carlo value of target-level performance for the market metrics (i.e., TSR vs. companies in the S&P 500 Index and TSR vs. Core Aerospace & Defense peers), in accordance with FASB ACS 718. PSUs will ultimately vest based on measured performance through the end of the three-year performance period for all metrics.
(6)	Reflects total shareowner return indexed to $100 per share for RTX and the S&P 500 Aerospace & Defense Industry Index, which is the industry line peer group reported in our 2022 Form 10-K. See page 88 for the TSR measurement periods used for each reporting year.
(7)	Values shown are in millions. 2020 GAAP net income includes $438 million for Q1 for UTC pre-Merger (excluding net income generated by Carrier and Otis, which were spun off from UTC on April 3, 2020), and RTX’s post-Merger value of -$3,547 million for Q2-Q4.
(8)	Adjusted Diluted Earnings Per Share (“Adjusted EPS”) is defined for PSU purposes in Appendix B on page 115. Values shown reflect the Adjusted EPS value for the applicable reporting year. 2020 adjusted EPS, includes $1.38 per share for Q1 for UTC pre-Merger (excluding earnings generated by Carrier and Otis, which were spun off from UTC on April 3, 2020), and RTX’s post-Merger value of $1.69 for Q2-Q4. Adjusted EPS is a non-GAAP financial measure, see Appendix A on pages 113-114 for more information.

Company Selected Measure Name	[1],[2]	Adjusted Earnings Per Share
Named Executive Officers, Footnote [Text Block]		The PEO in all three reporting years is Gregory J. Hayes. The NEOs in the 2022 reporting year are: Neil G. Mitchill, Jr., Christopher T. Calio, Stephen J. Timm, and Wesley D. Kremer. The NEOs in the 2021 reporting year are: Neil G. Mitchill, Jr., Christopher T. Calio, Stephen J. Timm, Michael R. Dumais, Anthony F. O’Brien III, and Thomas A. Kennedy. The NEOs in the 2020 reporting year are: Neil G. Mitchill, Jr., Stephen J. Timm, Michael R. Dumais, Charles D. Gill, Jr., Robert K. Ortberg and Anthony F. O’Brien III.
Peer Group Issuers, Footnote [Text Block]		Reflects total shareowner return indexed to $100 per share for RTX and the S&P 500 Aerospace & Defense Industry Index, which is the industry line peer group reported in our 2022 Form 10-K. See page 88 for the TSR measurement periods used for each reporting year
PEO Total Compensation Amount	[2]	$ 22,609,036	$ 23,316,063	$ 20,970,890
PEO Actually Paid Compensation Amount	[2],[3],[4],[5],[6]	$ 45,201,677	39,680,968	783,545
Adjustment To PEO Compensation, Footnote [Text Block]	The following amounts were deducted from and added to the Summary Compensation Table (SCT) to arrive at the Compensation Actually Paid (CAP) for each of the applicable years, as shown in columns (c) and (e):
	Year	Total Present Value of Pension Benefits Deducted from SCT	Pension Benefits Value Added to CAP	Stock Awards Deducted from SCT	Stock Awards Added to CAP	Option Awards Deducted from SCT	Option Awards Added to CAP
PEO	2022	$0	$0	$9,352,104	$18,329,321	$6,425,871	$20,041,295
	2021	$1,513,140	$0	$11,740,098	$22,164,685	$2,815,812	$10,269,270
	2020	$1,563,318	$0	$7,417,686	-$3,766,735	$7,178,289	-$261,317
Average Non-PEO NEO	2022	$0	$168,750	$3,219,892	$5,609,221	$2,212,775	$4,567,422
	2021	$1,461,448	$326,500	$4,389,543	$6,480,037	$1,093,639	$1,729,926
	2020	$1,033,681	-$461,667	$1,700,332	-$228,075	$1,161,641	-$347,367

Non-PEO NEO Average Total Compensation Amount	[2]	$ 7,597,628	9,666,013	6,600,910
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3],[4],[5],[6]	$ 12,510,354	11,257,846	1,668,148
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following amounts were deducted from and added to the Summary Compensation Table (SCT) to arrive at the Compensation Actually Paid (CAP) for each of the applicable years, as shown in columns (c) and (e):
	Year	Total Present Value of Pension Benefits Deducted from SCT	Pension Benefits Value Added to CAP	Stock Awards Deducted from SCT	Stock Awards Added to CAP	Option Awards Deducted from SCT	Option Awards Added to CAP
PEO	2022	$0	$0	$9,352,104	$18,329,321	$6,425,871	$20,041,295
	2021	$1,513,140	$0	$11,740,098	$22,164,685	$2,815,812	$10,269,270
	2020	$1,563,318	$0	$7,417,686	-$3,766,735	$7,178,289	-$261,317
Average Non-PEO NEO	2022	$0	$168,750	$3,219,892	$5,609,221	$2,212,775	$4,567,422
	2021	$1,461,448	$326,500	$4,389,543	$6,480,037	$1,093,639	$1,729,926
	2020	$1,033,681	-$461,667	$1,700,332	-$228,075	$1,161,641	-$347,367

Equity Valuation Assumption Difference, Footnote [Text Block]	The fair value of SARs reported for CAP purposes in columns (c) and (e) is estimated using a binomial lattice model for the purposes of this PvP disclosure in accordance with the SEC rules. The following table indicates the assumptions used to determine the fair value for awards granted during 2022-2017 at various dates as required to calculate CAP. Lattice-based option models incorporate ranges of assumptions for inputs; those ranges are as follows:
Grant Year	2022	2021	2020	2019	2018	2017
Volatility	28.51%	26.85%-29.61%	27.99%-30.85%	19.76%-31.85%	20.14%-33.33%	19.65%-19.91%
Expected life (in years)	5.64	4.62-5.79	3.60-6.47	3.51-6.15	3.75-4.65	3.52-3.65
Expected dividend yield	2.18%	2.18%-2.37%	2.18%-2.66%	1.99%-2.83%	1.99%-2.83%	1.92%-1.96%
Risk-free rate	3.94%	1.31%-3.99%	0.57%-4.11%	0.32%-2.84%	0.24%-1.67%	1.55%-1.64%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between CAP and TSR

The charts below reflect the relationship between the CEO and Average NEO CAP (per the SEC’s definition), RTX’s TSR and the SEC-mandated TSR Peer Group—the S&P 500 Aerospace & Defense Industry Index.

CEO CAP vs. TSR	AVERAGE NEO CAP vs. TSR

HOW TSR USED FOR THE PVP DIFFERS FROM HOW WE USE TSR IN OUR PSUS

The SEC’s PvP disclosure rules require a comparison of CAP to RTX’s TSR and Peer Group TSR over differing time periods. For this purpose, the relevant peer group is the S&P Aerospace & Defense Industry Index. This PvP-mandated TSR calculation, and the performance measurement periods used, differ from how our incentive plans are designed in the following ways:

●	For our PSUs, we compare our TSR to both the companies within the S&P 500 Index and our Core A&D Peers (together “PSU Peer Groups”)—each weighted at 15%. For the SEC’s PvP disclosure, we compare our TSR only to the S&P 500 Aerospace & Defense Industry Index.
●	For our PSUs, we calculate TSR for both RTX and the companies within our PSU Peer Groups using a November/December trailing average stock price for both the beginning and ending of the performance period. However, the PvP disclosures require the use of a point-to-point calculation.
●	For our PSUs, we measure performance using a three-year performance period, while the SEC rules require the following performance periods are disclosed for each reporting year below:

Reporting Year*	Beginning	End	Number of Years
2022	1/2/2020	12/31/2022	3 years
2021	1/2/2020	12/31/2021	2 years
2020	1/2/2020	12/31/2020	1 year

*	Per the SEC’s PvP transition rules, RTX will disclose 4-year TSR in our 2024 proxy statement and 5-year TSR in our 2025 proxy statement.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and Net Income (GAAP)

The charts below reflect the relationship between the CEO and Average NEO CAP, RTX’s GAAP net income, and a supplemental metric – non-GAAP net income that we use for our annual incentive plan. Both GAAP and non-GAAP net income reflect a one-year performance measurement period.

We do not use net income as a metric in our long-term incentive plans. Since long-term incentives comprise the largest portion of our NEOs’ pay, and CAP values include four years of LTI awards, and only one year of annual incentives, the relationship between CAP and net income is less evident.

CEO CAP vs. NET INCOME	AVERAGE NEO CAP vs. NET INCOME

*	2020 GAAP net income, includes $438 million for Q1 for UTC pre-Merger (excluding net income generated by Carrier and Otis, which were spun-off from UTC on April 3, 2020), and RTX’s post-Merger value of -$3,547 million for Q2-Q4. 2020 non-GAAP net income used for annual incentive purposes, includes $1,645 million for Q1 for UTC pre-Merger (including net income generated by Carrier and Otis, which were spun-off from UTC on April 3, 2020), and RTX’s post-Merger value of $2,467 million for Q2-Q4.

HOW NET INCOME USED FOR THE PVP DIFFERS FROM HOW WE USE NET INCOME IN OUR ANNUAL INCENTIVE PLAN

The SEC’s PvP disclosure rules require disclosure of the relationship between CAP and RTX’s net income (GAAP) for each reporting year. This PvP-mandated use of GAAP net income differs from the non-GAAP net income measure we use for annual incentive purposes, which more closely aligns with the non-GAAP financial expectations we communicate to shareowners.

For our annual incentive plan, GAAP net income is adjusted for changes in tax laws and accounting rules, restructuring, acquisitions and divestitures and significant and/or non-recurring items. See Appendix B on page 115 for the full definition. Our use of this non-GAAP net income definition aligns with the Committee’s belief that annual incentives should not be positively or negatively impacted by short-term decisions made in the best interests of RTX’s long-term business strategies. Non-GAAP net income encourages decision-making that considers long-term value creation but does not conflict with our short-term incentive metrics.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between CAP and the Company-Selected Measure (Adjusted EPS)

The charts below reflect the relationship between the CEO CAP and Average NEO CAP and RTX’s adjusted EPS for the applicable reporting year. This metric is used to determine vesting of our PSUs. We consider adjusted EPS to be the most important financial measure used to link pay to performance in 2022 because LTI is the largest component of NEO compensation, PSUs make up 60% of LTI, and adjusted EPS performance determines 35% of the total PSU vesting. Further, because we use adjusted EPS when we communicate our earnings expectations to our investors, we believe it is substantially correlated with our stock price performance, and thus to CAP.

CEO CAP vs. ADJUSTED EPS	AVERAGE NEO CAP vs. ADJUSTED EPS

*	See Appendix B on page 115 for a definition of Adjusted EPS used for PSU purposes. Values shown reflect the Adjusted EPS value for the applicable reporting year. 2020 Adjusted EPS, includes UTC pre-Merger (excluding earnings generated by Carrier and Otis, which were spun-off from UTC on April 3, 2020) for Q1, and RTX post-Merger for Q2-Q4. Adjusted EPS is a non-GAAP financial measure, see Appendix A on pages 113-114 for more information.

Tabular List [Table Text Block]

Our Most Important Metrics Used for Linking Pay and Performance

In accordance with the PvP rules, we have listed below the most important metrics we used to link pay to performance for 2022. The Committee believes each of these key metrics measures a particularly salient aspect of Company performance.

Annual Incentive Plan	Financial Measures

●  Earnings measure the immediate impact of operating decisions on the Company’s annual performance. For our Corporate executives, we use net income as our RTX-wide earnings metric and for our business units, we use operating income.

●  Free Cash Flow measures our ability to generate cash to fund our operations and key business investments—whether that means funding critical research and development, strategic acquisitions, paying down debt or distributing earnings to our shareowners.

Non-Financial Measures

●  People & Culture (“P&C”) measures our progress toward our long-term diversity, equity and inclusion and talent objectives.

●  Sustainability & Safety (“S&S”) measures our progress toward our long-term objectives for environmental sustainability and employee health and safety.

Performance Share Units

●  Adjusted Earnings Per Share measures the Company’s ability to create long-term, sustainable earnings that will ultimately drive total shareowner return.

●  Return on Invested Capital measures the efficiency with which we allocate capital resources, considering not just the quantity of earnings, but also the quality of earnings and investments that drive sustainable growth.

●  Total Shareowner Return vs. our Core A&D peers and the companies in the S&P 500 Index measures our ability to return value to our shareowners compared to our core aerospace and defense competitors and a broad index investment opportunity.

Total Shareholder Return Amount	[2]	$ 120.47		81.44	$ 100.38
Peer Group Total Shareholder Return Amount	[2],[7]	109		82.03	$ 92.87
Net Income (Loss)	[2],[8]	$ 5,216,000,000	$ 3,897,000,000	$ (3,109,000,000)
Company Selected Measure Amount	[1],[2]	4.78	4.27	2.73
PEO Name						Gregory J. Hayes
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Earnings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Earnings Per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capita
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareowner Return vs. our Core A&D peers and the companies in the S&P 500 Index
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Non-Financial Measures

●  People & Culture (“P&C”) measures our progress toward our long-term diversity, equity and inclusion and talent objectives.

●  Sustainability & Safety (“S&S”) measures our progress toward our long-term objectives for environmental sustainability and employee health and safety.

PEO [Member] | Total Present Value of Pension Benefits Deducted from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 1,513,140	$ 1,563,318
PEO [Member] | Pension Benefits Value Added to CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Stock Awards Deducted from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,352,104	11,740,098	7,417,686
PEO [Member] | Stock Awards Added to CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,329,321	22,164,685	(3,766,735)
PEO [Member] | Option Awards Deducted from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,425,871	2,815,812	7,178,289
PEO [Member] | Option Awards Added to CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		20,041,295	10,269,270	(261,317)
Non-PEO NEO [Member] | Total Present Value of Pension Benefits Deducted from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	1,461,448	1,033,681
Non-PEO NEO [Member] | Pension Benefits Value Added to CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		168,750	326,500	(461,667)
Non-PEO NEO [Member] | Stock Awards Deducted from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,219,892	4,389,543	1,700,332
Non-PEO NEO [Member] | Stock Awards Added to CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,609,221	6,480,037	(228,075)
Non-PEO NEO [Member] | Option Awards Deducted from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,212,775	1,093,639	1,161,641
Non-PEO NEO [Member] | Option Awards Added to CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 4,567,422	$ 1,729,926	$ (347,367)

[1]	Adjusted Diluted Earnings Per Share (“Adjusted EPS”) is defined for PSU purposes in Appendix B on page 115. Values shown reflect the Adjusted EPS value for the applicable reporting year. 2020 adjusted EPS, includes $1.38 per share for Q1 for UTC pre-Merger (excluding earnings generated by Carrier and Otis, which were spun off from UTC on April 3, 2020), and RTX’s post-Merger value of $1.69 for Q2-Q4. Adjusted EPS is a non-GAAP financial measure, see Appendix A on pages 113-114 for more information.
[2]	The PEO in all three reporting years is Gregory J. Hayes. The NEOs in the 2022 reporting year are: Neil G. Mitchill, Jr., Christopher T. Calio, Stephen J. Timm, and Wesley D. Kremer. The NEOs in the 2021 reporting year are: Neil G. Mitchill, Jr., Christopher T. Calio, Stephen J. Timm, Michael R. Dumais, Anthony F. O’Brien III, and Thomas A. Kennedy. The NEOs in the 2020 reporting year are: Neil G. Mitchill, Jr., Stephen J. Timm, Michael R. Dumais, Charles D. Gill, Jr., Robert K. Ortberg and Anthony F. O’Brien III.
[3]	The SEC PvP rules require that for the purposes of determining the point-in-time CAP value, our annual LTI awards are calculated as follows:
Annual LTI Awards Grant Year
Reporting Year	2022	2021	2020	2019	2018	2017
2022	Fair value as of 12/31/22	Fair value on 12/31/22 less fair value on 12/31/21		Fair value on vest date less fair value on 12/31/21	-	-
2021	-	Fair value as of 12/31/21	Fair value on 12/31/21 less fair value on 12/31/20		Fair value on vest date less fair value on 12/31/20	-
2020	-	-	Fair value as of 12/31/20	Fair value on 12/31/20 less fair value on 12/31/19		Fair value on vest date less fair value on 12/31/19
(-) Awards Forfeited	Reduced by any LTI awards that forfeit during the reporting year, calculated as the fair value on the forfeiture date (i.e., zero) less the fair value on the last day of the prior reporting year.

CAP also includes ELG RSUs and other equity awards which are not part of our annual LTI award program. These awards are valued in the year of grant at year-end, with the year-over-year change in value each subsequent year thereafter until the vest date. Additionally, CAP includes cash dividends paid during the reporting year in connection with legacy RTN RSAs, RSUs and PSUs (that were converted to RTX RSUs upon the Merger).

[4]	The fair value of PSUs reported for CAP purposes in columns (c) and (e) assumes estimated performance results as of the end of each reporting year for internal metrics (i.e., EPS and ROIC), and the Monte Carlo value of target-level performance for the market metrics (i.e., TSR vs. companies in the S&P 500 Index and TSR vs. Core Aerospace & Defense peers), in accordance with FASB ACS 718. PSUs will ultimately vest based on measured performance through the end of the three-year performance period for all metrics.
[5]	The fair value of SARs reported for CAP purposes in columns (c) and (e) is estimated using a binomial lattice model for the purposes of this PvP disclosure in accordance with the SEC rules. The following table indicates the assumptions used to determine the fair value for awards granted during 2022-2017 at various dates as required to calculate CAP. Lattice-based option models incorporate ranges of assumptions for inputs; those ranges are as follows:
Grant Year	2022	2021	2020	2019	2018	2017
Volatility	28.51%	26.85%-29.61%	27.99%-30.85%	19.76%-31.85%	20.14%-33.33%	19.65%-19.91%
Expected life (in years)	5.64	4.62-5.79	3.60-6.47	3.51-6.15	3.75-4.65	3.52-3.65
Expected dividend yield	2.18%	2.18%-2.37%	2.18%-2.66%	1.99%-2.83%	1.99%-2.83%	1.92%-1.96%
Risk-free rate	3.94%	1.31%-3.99%	0.57%-4.11%	0.32%-2.84%	0.24%-1.67%	1.55%-1.64%

[6]	The following amounts were deducted from and added to the Summary Compensation Table (SCT) to arrive at the Compensation Actually Paid (CAP) for each of the applicable years, as shown in columns (c) and (e):
	Year	Total Present Value of Pension Benefits Deducted from SCT	Pension Benefits Value Added to CAP	Stock Awards Deducted from SCT	Stock Awards Added to CAP	Option Awards Deducted from SCT	Option Awards Added to CAP
PEO	2022	$0	$0	$9,352,104	$18,329,321	$6,425,871	$20,041,295
	2021	$1,513,140	$0	$11,740,098	$22,164,685	$2,815,812	$10,269,270
	2020	$1,563,318	$0	$7,417,686	-$3,766,735	$7,178,289	-$261,317
Average Non-PEO NEO	2022	$0	$168,750	$3,219,892	$5,609,221	$2,212,775	$4,567,422
	2021	$1,461,448	$326,500	$4,389,543	$6,480,037	$1,093,639	$1,729,926
	2020	$1,033,681	-$461,667	$1,700,332	-$228,075	$1,161,641	-$347,367

[7]	Reflects total shareowner return indexed to $100 per share for RTX and the S&P 500 Aerospace & Defense Industry Index, which is the industry line peer group reported in our 2022 Form 10-K. See page 88 for the TSR measurement periods used for each reporting year.
[8]	Values shown are in millions. 2020 GAAP net income includes $438 million for Q1 for UTC pre-Merger (excluding net income generated by Carrier and Otis, which were spun off from UTC on April 3, 2020), and RTX’s post-Merger value of -$3,547 million for Q2-Q4.